Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	As of March 31,	As of March 31,
	2021	2020
Prepayments to suppliers	$9,334,225	$3,564,705
Other current assets	12,855,519	699,425
Total	$22,189,744	$4,264,130